Sundry provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	R$ 424,542	R$ 413,672
Sundry provisions, current	191,536	178,676
Sundry provisions, noncurrent	233,006	234,996
Provision for customers rebates
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	88,026	87,913
Provision for recovery of environmental damages
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	307,546	300,249
Other
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	R$ 28,970	R$ 25,510